Intangible assets, airport concessions and goodwill - Net: - Allocation of goodwill (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure by geographical areas:
Goodwill	$ 2,149,185	$ 2,469,378
Colombia (Airplan)
Disclosure by geographical areas:
Goodwill	1,340,897	1,539,147
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Goodwill	$ 808,288	$ 930,231